SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal
Change in valuation allowance	(20.90%)	(7.00%)
Proposed direct listing costs		(0.140)
Other permanent differences	(0.10%)
Effective tax rate